Segment Reporting	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Reporting

19. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”), Mr. Ngo Chiu Lam (CEO and director of the Company), for making decisions, allocating resources and assessing performance.

The CODM reviews financial information on a consolidated basis and uses the consolidated net income, as reported on the consolidated statements of operations and comprehensive income, to assess performance of the Company and to allocate resources as part of the annual reporting process and to assess the performance of the Company’s single reportable segment, primarily by monitoring actual results versus the plan.

The significant expenses reviewed by the CODM are consolidated operating expenses, as presented in the consolidated statement of operations and comprehensive income. Consolidated operating expenses include general and administrative expenses and allowance for expected credit losses. General and administrative expenses include staff costs (including directors’ remuneration) US$1,133,708, US$687,695 and $506,890 for the years ended March 31, 2026, 2025 and 2024, respectively and depreciation and amortization expense US$144,669, US$356,025 and US$448,986 for the years ended March 31, 2026, 2025 and 2024, respectively, see Note 7 “Property, Plant and Equipment, net” and Note 8, “Leases”. Other segment items consist of interest expense and other income, as presented in the consolidated statement of operations

Other segment items for the years ended March 31, 2026, 2025 and 2024, income totaled US$19,966,422 and expenses totaled US$652,702 and US$541,328, respectively, and consisted of:

Interest expense of US$771,946, US$891,379 and US$733,220, respectively

Fair value loss of convertible debt of US$3,648,265, US$nil and US$nil, respectively.

Fair value gain of other investments of US$23,437,041, US$nil and US$nil, respectively.

Other income, net of US$949,592, $238,677 and $191,892, respectively, primarily related to gain on acquisition of subsidiary, consultancy fee income from joint ventures, gain from benefit obligations of the employee benefit plans, distribution fee income.

The CODM does not utilize consolidated balance sheet information when evaluating performance or allocating resources.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. For the year ended March 31, 2026, 100% of the Company’s total revenue contributed within Hong Kong, and 64%, 34% and 2% of the Company’s total assets contributed within Hong Kong, Kazakhstan and United States, respectively; for the years ended March 31, 2025 and 2024, revenue and assets within Hong Kong contributed 100% of the Company’s   total revenue. The single segment represents the Company’s core business as an Approved Public Works Contractor undertaking roads and drainage to its customers in Hong Kong.

The following table presents revenue by sector for the years ended March 31, 2026, 2025 and 2024, respectively:

	Year Ended March 31,
	2026	2025	2024
Revenue
Public	$50,111,828	$46,009,519	$48,298,181
Private	—	—	523,438
Total revenue	$50,111,828	$46,009,519	$48,821,619